Unaudited Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Revenues
Voyage revenue	$ 19,278,103	$ 14,544,476
Related party revenue	120,000	120,000
Commissions (including $180,828 and $240,976, respectively, to related party)	(1,095,439)	(778,714)
Net revenue	18,302,664	13,885,762
Operating expenses
Voyage expenses	2,003,598	907,725
Vessel operating expenses (including $121,166 and $117,705, respectively, to related party)	10,320,414	9,295,507
Dry-docking expenses	118,603	1,173,833
Vessel depreciation	4,273,776	4,381,540
Related party management fees	1,763,084	1,584,385
Gain on sale of vessel	(516,561)	(10,597)
Loss on termination of newbuilding contract		1,448,268
Other general and administrative expenses (including $1,000,000 and $1,000,000, respectively, to related party)	1,905,548	1,869,221
Total operating expenses	19,868,462	20,649,882
Operating loss	(1,565,798)	(6,764,120)
Other income/(expenses)
Interest and other financing costs	(1,626,900)	(915,774)
Loss on derivatives, net	(29,053)	(264,887)
Other investment income		683,141
Foreign exchange loss	(19,859)	(27,132)
Interest income	16,099	9,605
Other expenses, net	(1,659,713)	(515,047)
Equity loss in joint venture		(752,556)
Impairment of investment in joint venture		(14,000,000)
Net loss	(3,225,511)	(22,031,723)
Dividend Series B Preferred shares	(885,785)	(847,417)
Earnings / Net loss available to common shareholders	$ (4,111,296)	$ (22,879,140)
Loss per share, basic and diluted (in dollars per share)	$ (0.37)	$ (2.82)
Weighted average number of shares outstanding, basic & diluted (in shares)	11,030,754	8,104,860